Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Schedule of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year		$ (42,079,056)	$ (41,835,826)	[1]	$ (44,551,735)
Increases recorded in expenses	[2]	(12,021,598)	(12,197,447)		(10,212,490)
Write-offs		11,392,722	9,162,382		11,682,343
Incorporation (spin-off)	[3]	(3,002)	0		0
Translation effect		4,515,937	2,791,835		1,246,056
Balance at year end		$ (38,194,997)	$ (42,079,056)		$ (41,835,826)

[1]	Discontinued operations
[2]	Includes discontinued operation of Panama and Chile in joint venture. See note 2Ac.
[3]	This figure is related to the spin-off of Telekom Austria AG.